Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2023
Registrant Name	dei_EntityRegistrantName	BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000353281
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 22, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2023
Prospectus Date	rr_ProspectusDate	Aug. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A